PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Software and electronic equipment	14,453	36,283
Buildings	19,342	19,342
Leasehold improvements	10,404	26,744
Total	44,199	82,369
Less: accumulated depreciation	(12,029)	(21,438)
Construction in progress	7,872	3,419
Property, plant and equipment, net	40,042	64,350

The Group has recorded depreciation expenses of RMB3,542,  RMB5,773 and RMB9,409 during the years ended December 31, 2017, 2018 and 2019, respectively. No impairment was recorded during the years ended December 31, 2017, 2018 and 2019.